UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
811 East Wisconsin Avenue, 8th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2023

Date of reporting period:  September 30, 2022

Item 1. Reports to Stockholders.

(a)

Pemberwick Fund

Semi-Annual Report
September 30, 2022

Pemberwick Fund

Table of Contents

Performance Overview	3
Sector Allocation of Portfolio Assets	4
Schedule of Investments	5
Statement of Assets and Liabilities	21
Statement of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	24
Notes to the Financial Statements	25
Expense Example	33
Notice to Shareholders	35
Privacy Notice	36

Pemberwick Fund

INVESTMENT HIGHLIGHTS
(Unaudited)

	Six				Since
Average Annual Total Return	Months				Inception
Periods Ended September 30, 2022*:	Ended	1 Year	3 Year	5 Year	(2/1/2010)
Pemberwick Fund (No Load)	(0.14)%	(1.10)%	0.45%	1.22%	1.19%
Bloomberg Barclays 1-3 Year
US Government/Credit Index	(2.10)%	(5.07)%	(0.41)%	0.70%	1.01%

Total Annual Fund Operating Expenses as of 7/31/2022 Prospectus: 0.42%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-893-4491.

Returns reflect the reinvestment of income and capital gain distributions. The performance data shown reflects a voluntary waiver made by the Adviser. In the absence of fee waivers, returns would be reduced. The performance data does not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.

The Bloomberg Barclays 1-3 Year US Government/Credit Index is an unmanaged market index and should not be considered indicative of any Pemberwick investment. One cannot invest directly in an index.

*	Periods greater than one year are average annual returns.

Pemberwick Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at September 30, 2022 (Unaudited)

Percentages represent market value as a percentage of net assets.

Pemberwick Fund

SCHEDULE OF INVESTMENTS
at September 30, 2022 (Unaudited)

	Par
CORPORATE BONDS AND NOTES – 84.1%	Value	Value

Communications – 1.3%
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/2022	$385,000	$387,375
Comcast Corp.
3.142% (3 Month LIBOR USD + 0.630%), 04/15/2024 (a)	2,000,000	1,996,555
3.700%, 04/15/2024	250,000	246,033
3.375%, 02/15/2025	200,000	193,341
3.375%, 08/15/2025	100,000	96,072
3.950%, 10/15/2025	125,000	121,543
TWDC Enterprises 18 Corp
2.350%, 12/01/2022	400,000	398,960
Walt Disney Co.
3.150%, 09/17/2025	300,000	286,551
3.700%, 10/15/2025	250,000	243,197
		3,969,627

Consumer, Cyclical – 0.9%
American Honda Finance Corp.
2.600%, 11/16/2022	50,000	49,869
0.875%, 07/07/2023	300,000	291,699
3.625%, 10/10/2023	200,000	198,368
3.550%, 01/12/2024	250,000	246,434
2.150%, 09/10/2024	250,000	238,047
PACCAR Financial Corp.
3.400%, 08/09/2023	60,000	59,653
2.150%, 08/15/2024	300,000	286,526
Target Corp.
3.500%, 07/01/2024	250,000	245,664
Toyota Motor Credit Corp.
0.450%, 01/11/2024	300,000	284,834
2.900%, 04/17/2024	250,000	243,594
3.650%, 08/18/2025	300,000	290,726
0.800%, 10/16/2025	300,000	266,269
		2,701,683

Consumer, Non-Cyclical – 1.7%
Abbott Laboratories
3.875%, 09/15/2025	250,000	244,838

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022 (Unaudited)

	Par
	Value	Value

Consumer, Non-Cyclical – 1.7% (Continued)
AmerisourceBergen Corp.
0.737%, 03/15/2023	$134,000	$131,870
Astrazeneca Finance LLC
0.700%, 05/28/2024	350,000	328,096
Bristol-Myers Squibb Co.
3.250%, 11/01/2023	125,000	123,740
Cigna Corp.
3.402% (3 Month LIBOR USD + 0.890%), 07/15/2023 (a)	2,000,000	2,001,792
3.750%, 07/15/2023	300,000	297,921
Colgate-Palmolive Co.
2.250%, 11/15/2022	75,000	74,889
Gilead Sciences, Inc.
0.750%, 09/29/2023	300,000	288,083
3.500%, 02/01/2025	300,000	289,672
Novartis Capital Corp.
3.400%, 05/06/2024	50,000	49,162
PepsiCo, Inc.
3.600%, 03/01/2024	100,000	98,987
Thermo Fisher Scientific, Inc.
1.215%, 10/18/2024	300,000	279,237
Unilever Capital Corp.
3.125%, 03/22/2023	300,000	298,380
UnitedHealth Group, Inc.
3.500%, 02/15/2024	260,000	256,133
3.700%, 12/15/2025	400,000	387,673
		5,150,473

Energy – 0.5%
Baker Hughes Holdings LLC
1.231%, 12/15/2023	300,000	287,803
BP Capital Markets America, Inc.
3.796%, 09/21/2025	250,000	243,746
Chevron USA, Inc.
3.900%, 11/15/2024	250,000	246,342
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	300,000	294,044

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022 (Unaudited)

	Par
	Value	Value

Energy – 0.5% (Continued)
EOG Resources, Inc.
2.625%, 03/15/2023	$100,000	$99,177
Exxon Mobil Corp.
2.992%, 03/19/2025	300,000	288,005
Phillips 66
3.850%, 04/09/2025	300,000	291,046
		1,750,163

Financial – 75.4%
American Express Co.
3.251% (SOFR + 0.650%), 11/04/2026 (a)	5,800,000	5,682,352
AvalonBay Communities, Inc.
4.200%, 12/15/2023	250,000	248,348
3.500%, 11/15/2024	300,000	292,246
3.500%, 11/15/2025	300,000	287,253
Banco Santander SA
4.048% (3 Month LIBOR USD + 1.090%), 02/23/2023 (a)	10,750,000	10,752,176
3.543% (3 Month LIBOR USD + 1.120%), 04/12/2023 (a)	2,900,000	2,901,565
Bank of America Corp.
3.948% (3 Month LIBOR USD + 0.790%), 03/05/2024 (a)	3,206,000	3,200,481
3.342% (BSBY3M + 0.430%), 05/28/2024 (a)	6,200,000	6,079,410
3.240% (SOFR + 0.730%), 10/24/2024 (a)	2,390,000	2,370,656
3.276% (SOFR + 0.660%), 02/04/2025 (a)	900,000	884,812
4.390% (SOFT + 1.33%), 04/02/2026 (a)	2,900,000	2,884,913
Bank of Montreal
3.562% (SOFRINDX + 0.680%), 03/10/2023 (a)	1,200,000	1,199,983
2.579% (SOFRINDX + 0.270%), 04/14/2023 (a)	5,000,000	4,988,208
3.217% (SOFRINDX + 0.350%), 12/08/2023 (a)	1,100,000	1,093,583
2.687% (SOFR + 0.465%), 01/10/2025 (a)	1,971,000	1,936,453
3.541% (SOFR + 0.620%), 09/15/2026 (a)	2,500,000	2,403,258
Bank of Nova Scotia
3.471% (SOFR + 0.550%), 09/15/2023 (a)	2,000,000	1,993,397
2.927% (SOFR + 0.380%), 07/31/2024 (a)	7,000,000	6,906,537
3.531% (SOFR + 0.610%), 09/15/2026 (a)	6,000,000	5,784,163

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022 (Unaudited)

	Par
	Value	Value

Financial – 75.4% (Continued)
Canadian Imperial Bank of Commerce
3.768% (SOFR + 0.800%), 03/17/2023 (a)	$1,075,000	$1,074,996
3.905% (3 Month LIBOR USD + 0.660%), 09/13/2023 (a)	2,000,000	2,001,874
3.313% (SOFRINDX + 0.400%), 12/14/2023 (a)	3,430,000	3,406,909
2.761% (SOFRINDX + 0.420%), 10/18/2024 (a)	5,000,000	4,912,913
Capital One Financial Corp.
3.526% (3 Month LIBOR USD + 0.720%), 01/30/2023 (a)	6,663,000	6,655,225
3.557% (SOFR + 0.690%), 12/06/2024 (a)	5,900,000	5,768,067
3.982% (SOFR + 1.350%), 05/09/2025 (a)	1,000,000	987,566
Citigroup, Inc.
4.042% (3 Month LIBOR USD + 1.100%), 05/17/2024 (a)	2,150,000	2,150,695
4.141% (SOFR + 1.372%), 05/24/2025 (a)	2,220,000	2,220,163
3.145% (SOFR + 0.694%), 01/25/2026 (a)	2,585,000	2,520,957
4.496% (SOFR + 1.528%), 03/17/2026 (a)	5,000,000	5,002,468
Credit Suisse AG
2.970% (SOFRINDX + 0.390%), 02/02/2024 (a)	5,000,000	4,906,372
Credit Suisse Group AG
4.470% (3 Month LIBOR USD + 1.200%), 12/14/2023
(Acquired 09/11/2017, Cost $2,301,252) (a)(b)(d)	2,300,000	2,290,689
4.476% (3 Month LIBOR USD + 1.240%), 06/12/2024
(Acquired 06/06/2018 through 06/07/2018,
Cost $1,003,206) (a)(b)(d)	1,000,000	989,023
ERP Operating LP
3.375%, 06/01/2025	300,000	285,569
Federal Realty Investment Trust
2.750%, 06/01/2023	150,000	148,226
3.950%, 01/15/2024	217,000	214,445
Goldman Sachs Group, Inc.
3.708% (3 Month LIBOR USD + 0.750%), 02/23/2023 (a)	300,000	299,903
4.643% (3 Month LIBOR USD + 1.600%), 11/29/2023 (a)	4,800,000	4,826,797
3.447% (SOFR + 0.580%), 03/08/2024 (a)	1,005,000	996,369
2.910% (SOFR + 0.490%), 10/21/2024 (a)	5,250,000	5,190,680
3.664% (SOFR + 0.790%), 12/09/2026 (a)	2,000,000	1,934,525
HSBC Holdings PLC
3.961% (3 Month LIBOR USD + 1.000%), 05/18/2024 (a)	6,010,000	5,939,105
4.271% (SOFR + 1.430%), 03/10/2026 (a)	4,000,000	3,944,290

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022 (Unaudited)

	Par
	Value	Value

Financial – 75.4% (Continued)
Loews Corp.
3.750%, 04/01/2026	$400,000	$386,350
M&T Bank Corp
3.446% (3 Month LIBOR USD + 0.680%), 07/26/2023 (a)	6,000,000	6,008,113
MetLife, Inc.
4.368%, 09/15/2023	250,000	249,269
3.000%, 03/01/2025	100,000	96,689
3.600%, 11/13/2025	125,000	120,468
Mitsubishi UFJ Financial Group, Inc.
3.840% (3 Month LIBOR USD + 0.740%), 03/02/2023 (a)	8,677,000	8,673,901
3.626% (3 Month LIBOR USD + 0.860%), 07/26/2023 (a)	4,751,000	4,763,033
Mizuho Financial Group Inc
3.948% (3 Month LIBOR USD + 0.790%), 03/05/2023 (a)	7,420,000	7,424,079
3.627% (3 Month LIBOR USD + 0.630%), 05/25/2024 (a)	1,800,000	1,783,194
3.660% (SOFR + 0.960%), 05/22/2026 (a)	4,500,000	4,391,497
Morgan Stanley
4.183% (3 Month LIBOR USD + 1.400%), 10/24/2023 (a)	5,800,000	5,800,204
4.083% (3 Month LIBOR USD + 1.220%), 05/08/2024 (a)	8,529,000	8,536,039
3.707% (SOFR + 0.95%), 02/18/2026 (a)	1,100,000	1,080,870
Principal Financial Group, Inc.
3.125%, 05/15/2023	250,000	247,976
Prologis LP
2.125%, 04/15/2027	300,000	266,639
Prudential Financial, Inc.
1.500%, 03/10/2026	400,000	358,163
Realty Income Corp.
4.600%, 02/06/2024	230,000	229,447
3.875%, 07/15/2024	296,000	290,801
3.875%, 04/15/2025	150,000	146,042
4.125%, 10/15/2026	300,000	287,547
Royal Bank of Canada
2.953% (3 Month LIBOR USD + 0.660%), 10/05/2023 (a)	1,360,000	1,361,754
2.539% (SOFR + 0.340%), 10/07/2024 (a)	4,496,000	4,427,199
2.860% (SOFRINDX + 0.440%), 01/21/2025 (a)	1,000,000	981,745
3.085% (SOFR + 0.570%), 04/27/2026 (a)	4,324,000	4,144,454
3.170% (SOFR + 0.590%), 11/02/2026 (a)	2,350,000	2,255,477

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022 (Unaudited)

	Par
	Value	Value

Financial – 75.4% (Continued)
Simon Property Group LP
3.750%, 02/01/2024	$250,000	$246,581
2.000%, 09/13/2024	350,000	330,846
3.375%, 10/01/2024	250,000	242,788
3.500%, 09/01/2025	100,000	95,562
3.300%, 01/15/2026	400,000	377,122
Societe Generale SA
3.470% (SOFR + 1.050%), 01/21/2026
(Acquired 09/23/2022, Cost $1,938,732) (a)(b)(d)	2,000,000	1,930,587
Sumitomo Mitsui Financial Group, Inc.
3.478% (3 Month LIBOR USD + 0.740%), 01/17/2023 (a)	1,980,000	1,981,225
3.598% (3 Month LIBOR USD + 0.860%), 07/19/2023 (a)	2,200,000	2,204,303
The Bank of New York Mellon Corp.
3.856% (3 Month LIBOR USD + 1.050%), 10/30/2023 (a)	9,036,000	9,037,016
Truist Financial Corp.
3.274% (SOFR + 0.400%), 06/09/2025 (a)	11,165,000	10,942,009
UBS AG
3.133% (SOFR + 0.320%), 06/01/2023
(Acquired 05/24/2021, Cost $8,000,000) (a)(b)(d)	8,000,000	7,986,925
Wells Fargo & Co.
4.036% (3 Month LIBOR USD + 1.230%), 10/31/2023 (a)	925,000	924,936
3.771% (SOFR + 1.320%), 04/25/2026 (a)	3,000,000	2,986,159
		234,154,629
Industrial – 1.0%
Burlington Northern Santa Fe LLC
3.000%, 04/01/2025	100,000	96,239
7.000%, 12/15/2025	215,000	227,984
Caterpillar Financial Services Corp.
2.150%, 11/08/2024	300,000	285,540
0.800%, 11/13/2025	300,000	266,126
Caterpillar, Inc.
3.400%, 05/15/2024	60,000	58,892
General Dynamics Corp.
2.250%, 11/15/2022	60,000	59,892
General Electric Co.
5.573% (3 Month LIBOR USD + 2.280%), 12/15/2170 (a)	1,234,000	975,477

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022 (Unaudited)

	Par
	Value	Value

Industrial – 1.0% (Continued)
John Deere Capital Corp.
2.800%, 01/27/2023	$60,000	$59,792
0.400%, 10/10/2023	300,000	288,131
2.650%, 06/24/2024	250,000	242,040
4.050%, 09/08/2025	300,000	295,360
The Boeing Co.
2.800%, 03/01/2023	120,000	119,173
2.850%, 10/30/2024	100,000	94,893
2.500%, 03/01/2025	100,000	92,870
		3,162,409

Technology – 0.8%
Apple, Inc.
2.400%, 05/03/2023	60,000	59,363
3.000%, 02/09/2024	250,000	245,702
3.200%, 05/13/2025	150,000	145,311
International Business Machines Corp.
3.375%, 08/01/2023	300,000	297,735
3.625%, 02/12/2024	100,000	98,729
3.000%, 05/15/2024	250,000	243,336
7.000%, 10/30/2025	150,000	159,235
Intuit, Inc.
0.650%, 07/15/2023	300,000	291,279
0.950%, 07/15/2025	300,000	270,596
KLA Corp.
4.650%, 11/01/2024	299,000	298,223
Xilinx, Inc.
2.950%, 06/01/2024	345,000	336,292
		2,445,801

Utilities – 2.5%
Arizona Public Service Co.
3.350%, 06/15/2024	350,000	339,397
3.150%, 05/15/2025	300,000	286,132
Atmos Energy Corp.
0.625%, 03/09/2023	300,000	295,283
Baltimore Gas and Electric Co.
3.350%, 07/01/2023	300,000	297,752

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022 (Unaudited)

	Par
	Value	Value

Utilities – 2.5% (Continued)
Berkshire Hathaway Energy Co.
3.750%, 11/15/2023	$250,000	$247,815
3.500%, 02/01/2025	200,000	194,456
CenterPoint Energy Resources Corp.
0.700%, 03/02/2023	350,000	343,640
Commonwealth Edison Co.
3.100%, 11/01/2024	300,000	289,502
Duke Energy Progress LLC
3.250%, 08/15/2025	100,000	95,886
Entergy Arkansas LLC
3.050%, 06/01/2023	250,000	247,787
3.700%, 06/01/2024	300,000	296,009
Entergy Louisiana LLC
0.950%, 10/01/2024	300,000	278,429
5.400%, 11/01/2024	100,000	100,951
Georgia Power Co.
3.250%, 04/01/2026	300,000	281,553
Louisville Gas and Electric Co.
3.300%, 10/01/2025	150,000	143,218
National Rural Utilities Cooperative Finance Corp.
1.875%, 02/07/2025	300,000	281,091
PacifiCorp
3.600%, 04/01/2024	210,000	206,631
PECO Energy Co.
3.150%, 10/15/2025	428,000	408,977
Potomac Electric Power Co.
3.600%, 03/15/2024	140,000	137,667
Public Service Co of Colorado
2.500%, 03/15/2023	400,000	397,690
Public Service Electric and Gas Co.
3.750%, 03/15/2024	350,000	344,683
3.000%, 05/15/2025	175,000	166,933
0.950%, 03/15/2026	300,000	263,388
San Diego Gas & Electric Co.
3.600%, 09/01/2023	250,000	247,067

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022 (Unaudited)

	Par
	Value	Value

Utilities – 2.5% (Continued)
Southern California Edison Co.
3.400%, 06/01/2023	$300,000	$296,538
3.500%, 10/01/2023	300,000	295,735
1.100%, 04/01/2024	300,000	282,857
Virginia Electric and Power Co.
2.750%, 03/15/2023	300,000	297,088
Wisconsin Electric Power Co.
2.050%, 12/15/2024	350,000	330,936
		7,695,091
TOTAL CORPORATE BONDS AND NOTES
(Cost $264,427,172)		261,029,876

COLLATERALIZED
MORTGAGE OBLIGATIONS – 1.4%

Federal Home Loan Mortgage
Corporation REMICS – 0.6%
Series 2989, Class TG
5.000%, 06/15/2025	4,270	4,276
Series 3002, Class YD
4.500%, 07/15/2025	24,892	24,722
Series 3775, Class Em
3.500%, 11/15/2025	12,126	11,989
Series 4266, Class BG
2.500%, 04/15/2026	27,035	26,256
Series 3917, Class AB
1.750%, 07/15/2026	5,211	5,182
Series 3970, Class HB
3.000%, 12/15/2026	126,387	123,392
Series 4020, Class PA
2.750%, 03/15/2027	20,388	19,886
Series 292, Class 150
1.500%, 11/15/2027	41,517	39,153
Series 2091, Class PG
6.000%, 11/15/2028	148,447	152,033

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022 (Unaudited)

	Par
	Value	Value

Federal Home Loan Mortgage
Corporation REMICS – 0.6% (Continued)
Series 2097, Class PZ
6.000%, 11/15/2028	$98,401	$100,553
Series 4311, Class TD
2.500%, 02/15/2029	90,606	87,566
Series 2526, Class FI
3.818% (1 Month LIBOR USD + 1.000%), 02/15/2032 (a)	22,021	22,280
Series 4203, Class DM
3.000%, 04/15/2033	62,950	60,761
Series 4363, Class EJ
4.000%, 05/15/2033	32,977	32,598
Series 2682, Class LD
4.500%, 10/15/2033	25,558	25,356
Series 4453, Class DA
3.500%, 11/15/2033	58,434	57,606
Series 2759, Class TC
4.500%, 03/15/2034	163,051	161,754
Series 2933, Class HD
5.500%, 02/15/2035	3,598	3,650
Series 4417, Class EG
2.500%, 01/15/2040	136,847	134,387
Series 3786, Class NA
4.500%, 07/15/2040	12,359	12,272
Series 4045, Class HC
2.000%, 07/15/2041	2,467	2,433
Series 4002, Class LB
2.000%, 09/15/2041	67,802	62,948
Series 4171, Class NG
2.000%, 06/15/2042	89,537	80,330
Series 4309, Class JD
2.000%, 10/15/2043	14,608	13,448
Series 4716, Class PA
3.000%, 07/15/2044	99,335	95,720
Series 4472, Class MA
3.000%, 05/15/2045	315,509	292,962

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022 (Unaudited)

	Par
	Value	Value

Federal Home Loan Mortgage
Corporation REMICS – 0.6% (Continued)
Series 4949, Class PM
2.500%, 02/25/2050	$170,794	$151,196
		1,804,709

Federal National Mortgage
Association REMICS – 0.7%
Series 2005-40, Class YG
5.000%, 05/25/2025	4,022	3,992
Series 2011-110, Class CY
3.500%, 11/25/2026	147,639	143,393
Series 2007-27, Class MQ
5.500%, 04/25/2027	1,862	1,867
Series 2012-101, Class AB
1.500%, 06/25/2027	39,769	38,288
Series 2012-66, Class HE
1.500%, 06/25/2027	15,966	15,305
Series 2012-148, Class BQ
1.250%, 01/25/2028	69,008	64,803
Series 2013-124, Class BD
2.500%, 12/25/2028	38,257	37,393
Series 2014-8, Class DA
4.000%, 03/25/2029	31,520	30,946
Series 2002-56, Class PE
6.000%, 09/25/2032	58,313	60,161
Series 20148-8, Class DA
3.000%, 04/25/2033	125,537	119,977
Series 2003-127, Class EG
6.000%, 12/25/2033	77,346	79,836
Series 2004-60, Class AB
5.500%, 04/25/2034	90,718	90,808
Series 2005-48, Class AU
5.500%, 06/25/2035	39,909	40,384
Series 2005-64, Class PL
5.500%, 07/25/2035	9,636	9,763
Series 2005-68, Class PG
5.500%, 08/25/2035	8,827	8,955

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022 (Unaudited)

	Par
	Value	Value

Federal National Mortgage
Association REMICS – 0.7% (Continued)
Series 2005-83, Class LA
5.500%, 10/25/2035	$4,500	$4,605
Series 2005-57, Class AD
5.750%, 06/25/2036	5,668	5,675
Series 2011-9, Class LH
3.500%, 01/25/2039	51,397	50,957
Series 2010-68, Class EP
4.500%, 12/25/2039	7,394	7,329
Series 2014-19, Class HA
2.000%, 06/25/2040	33,754	31,800
Series 2011-146, Class LX
3.500%, 10/25/2040	165,789	161,902
Series 2010-123, Class BP
4.500%, 11/25/2040	72,065	70,822
Series 2012-31, Class NP
2.000%, 04/25/2041	8,616	8,438
Series 2012-38, Class PA
2.000%, 09/25/2041	25,761	23,488
Series 2013-18, Class PA
2.000%, 11/25/2041	82,793	76,423
Series 2012-102, Class HA
2.000%, 02/25/2042	56,657	51,495
Series 2012-90, Class DA
1.500%, 03/25/2042	30,139	26,866
2012-134, Class VP
3.000%, 10/25/2042	85,623	83,595
Series 2012-139, Class JA
3.500%, 12/25/2042	189,420	178,232
Series 2013-6, Class LD
2.000%, 02/25/2043	38,634	33,495
Series 2013-14, Class QD
1.500%, 03/25/2043	29,550	24,685
Series 2016-8, Class PC
2.500%, 10/25/2044	207,565	191,998

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022 (Unaudited)

	Par
	Value	Value

Federal National Mortgage
Association REMICS – 0.7% (Continued)
Series 2016-150, Class PA
3.500%, 04/25/2045	$205,050	$196,696
Series 2016-60, Class Q
1.750%, 09/25/2046	85,952	77,852
Series 2017-77, Class BA
2.000%, 10/25/2047	68,662	61,290
		2,113,514

Government National Mortgage
Association REMICS – 0.1%
Series 2013-88, Class WA
4.867%, 06/20/2030	8,827	8,837
Series 2007-11, Class PE
5.500%, 03/20/2037	26,381	26,500
Series 2009-10, Class DE
5.000%, 04/16/2038	109,311	109,611
Series 2010-110, Class NG
2.250%, 09/16/2040	84,027	76,223
Series 2012-106, Class MA
1.500%, 08/20/2041	135,117	122,812
Series 2012-48, Class MA
2.000%, 11/16/2041	73,433	66,965
Series 2013-56, Class AP
2.000%, 11/20/2041	86,628	80,434
Series 2013-64, Class LP
2.500%, 04/16/2042	52,518	48,521
		539,903
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,706,197)		4,458,126

U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.5%

Federal Home Loan Mortgage Corp. – 0.1%
5.500%, 04/01/2023, Gold Pool #G13145	182	182
4.000%, 02/01/2026, Gold Pool #J14494	7,058	6,852
4.000%, 06/01/2026, Gold Pool #J15974	2,848	2,766

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022 (Unaudited)

	Par
	Value	Value

Federal Home Loan Mortgage Corp. – 0.1% (Continued)
3.000%, 12/01/2026, Gold Pool #J17508	$26,336	$25,670
4.500%, 06/01/2029, Gold Pool #C91251	3,778	3,686
4.500%, 12/01/2029, Gold Pool #C91281	7,951	7,758
4.500%, 04/01/2030, Gold Pool #C91295	4,204	4,102
3.000%, 05/01/2047, Pool #ZT1361	241,532	215,330
		266,346
Federal National Mortgage Association – 0.4%
5.000%, 05/01/2023, Pool #254762	336	330
5.500%, 01/01/2024, Pool #AD0471	0	0
5.000%, 12/01/2025, Pool #256045	4,887	4,796
5.500%, 05/01/2028, Pool #257204	5,600	5,577
4.000%, 08/01/2029, Pool #MA0142	6,398	6,113
3.500%, 12/01/2031, Pool #MA0919	242,406	228,944
2.000%, 03/01/2036, Pool #BP3875	360,240	318,249
5.500%, 04/01/2037, Pool #AD0249	9,881	10,154
5.000%, 10/01/2039, Pool #AC3237	20,280	20,460
3.000%, 08/01/2040, Pool #BP6567	157,014	139,356
3.000%, 06/01/2046, Pool # FM5719	356,413	320,286
3.000%, 11/01/2049, Pool #FM2014	231,948	206,011
		1,260,276
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,753,936)		1,526,622

U.S. TREASURY OBLIGATIONS – 5.7%

U.S. Treasury Notes – 5.7%
1.375%, 10/15/2022	300,000	299,869
0.125%, 10/31/2022	600,000	598,794
2.000%, 11/30/2022	500,000	499,048
2.125%, 12/31/2022	500,000	498,309
1.500%, 01/15/2023	300,000	298,335
0.125%, 03/31/2023	200,000	196,333
0.125%, 04/30/2023	200,000	195,529
1.250%, 07/31/2023	2,809,000	2,740,861
0.375%, 10/31/2023	200,000	191,762

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022 (Unaudited)

	Par
	Value	Value

U.S. Treasury Notes – 5.7% (Continued)
2.250%, 12/31/2023	$400,000	$390,234
2.125%, 02/29/2024	600,000	582,141
2.125%, 03/31/2024	400,000	387,391
2.000%, 04/30/2024	720,000	694,603
2.500%, 05/15/2024	500,000	485,781
0.375%, 07/15/2024	500,000	466,924
1.250%, 08/31/2024	200,000	189,070
0.375%, 09/15/2024	600,000	556,664
1.500%, 10/31/2024	300,000	283,746
1.500%, 11/30/2024	200,000	188,711
1.750%, 12/31/2024	400,000	379,078
2.250%, 12/31/2024	500,000	478,887
1.375%, 01/31/2025	575,000	538,681
2.000%, 02/15/2025	500,000	474,609
0.500%, 03/31/2025	600,000	547,476
0.375%, 04/30/2025	400,000	362,398
2.125%, 05/15/2025	800,000	758,031
0.250%, 05/31/2025	600,000	539,777
0.250%, 06/30/2025	1,000,000	897,715
2.750%, 06/30/2025	500,000	480,684
2.875%, 07/31/2025	500,000	481,816
2.000%, 08/15/2025	800,000	751,750
2.750%, 08/31/2025	500,000	479,551
2.250%, 11/15/2025	520,000	489,836
2.625%, 01/31/2026	200,000	190,125
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,492,838)		17,594,519

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2022 (Unaudited)

	Par
SHORT-TERM INVESTMENTS – 14.3%	Value	Value

Money Market Fund – 4.9%
First American Government
Obligations Fund – Class X, 2.78% (c)	$29,327,199	$29,327,199

Treasury Bill – 9.4%
United States Treasury Bill – 2.68% (c)	15,338,000	15,304,425

TOTAL SHORT-TERM INVESTMENTS
(Cost $44,635,622)		44,631,624
TOTAL INVESTMENTS
(Cost $334,015,765) – 106.0%		329,240,767
Liabilities In Excess of Other Assets – (6.0)%		(18,582,177)
TOTAL NET ASSETS – 100.0%		$310,658,590

Percentages are stated as a percent of net assets.
PLC – Public Limited Company
REMICS – Real Estate Mortgage Investment Conduits
LIBOR – London Inter-bank Offered Rate
SOFR – Secured Overnight Financing Rate
SOFRINDX – Secured Overnight Financing Rate Index
BSBY3M – Bloomberg Short-Term Bank Yield Index (3-month)
(a)	Variable or Floating Rate Security. The rate shown represents the rate at September 30, 2022.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	The rate shown represents the fund’s 7-day yield as of September 30, 2022.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30, 2022, the market value of these securities total $13,197,224 which represents 4.2% of total net assets.

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2022 (Unaudited)

Assets:
Investments in securities, at value (cost of $334,015,765)	$329,240,767
Cash	883
Receivables:
Fund shares sold	700,000
Dividends and interest	1,276,987
Prepaid expenses and other assets	11,903
Total assets	331,230,540

Liabilities:
Payables:
Securities purchased	20,345,817
Distributions to shareholders	85,404
Advisory fee	34,086
Administration and fund accounting fees	71,185
Reports to shareholders	4,913
Custody fees	5,250
Transfer agent fees and expenses	12,342
Other accrued expenses	12,953
Total liabilities	20,571,950

Net assets	$310,658,590

Net assets consist of:
Capital stock	$316,235,336
Total accumulated loss	(5,576,746)
Net assets	$310,658,590

Shares issued (Unlimited number of
beneficial interest authorized, $0.01 par value)	31,584,527
Net asset value, offering price and redemption price per share	$9.84

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2022 (Unaudited)

Investment income:
Interest income	$2,586,419
Total investment income	2,586,419

Expenses:
Investment advisory fees (Note 4)	351,116
Administration and fund accounting fees (Note 4)	148,149
Transfer agent fees and expenses	30,195
Custody fees	15,189
Legal fees	12,805
Audit fees	10,028
Compliance expense	8,052
Trustees’ fees and expenses	7,353
Federal and state registration fees	3,019
Reports to shareholders	2,745
Other	5,001
Total expenses before waiver from advisor	593,652
Expense waiver from advisor (Note 4)	(140,446)
Net expenses	453,206
Net investment income	$2,133,213

Realized and unrealized loss on investments:
Net realized loss on investments	$(10,794)
Net change in unrealized depreciation on investments	(2,729,465)
Net realized and unrealized loss on investments	(2,740,259)
Net decrease in net assets resulting from operations	$(607,046)

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2022	Year Ended
	(Unaudited)	March 31, 2022
Operations:
Net investment income	$2,133,213	$1,280,677
Net realized gain (loss) on investments	(10,794)	42,840
Net change in unrealized
depreciation on investments	(2,729,465)	(3,509,991)
Net decrease in net assets
resulting from operations	(607,046)	(2,186,474)

Distributions to Shareholders From:
Distributable earnings	(2,153,306)	(1,331,542)
Total distributions	(2,153,306)	(1,331,542)

Capital Share Transactions:
Proceeds from shares sold	61,233,039	64,703,382
Proceeds from shares issued to
holders in reinvestment of dividends	2,090,988	1,328,539
Cost of shares redeemed	(43,200,558)	(51,627,095)
Net increase in net assets
from capital share transactions	20,123,469	14,404,826
Total increase in net assets	17,363,117	10,886,810

Net Assets:
Beginning of period	293,295,473	282,408,663
End of period	$310,658,590	$293,295,473

Changes in Shares Outstanding:
Shares sold	6,209,755	6,462,419
Proceeds from shares issued to holders
in reinvestment of dividends	211,869	132,541
Shares redeemed	(4,366,215)	(5,161,128)
Net increase in shares outstanding	2,055,409	1,433,832

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six months
	Ended
	September 30,
	2022	Year Ended March 31,
	(Unaudited)	2022	2021	2020	2019	2018
Net Asset Value –
Beginning of period	$9.93	$10.05	$9.70	$9.97	$9.98	$10.03
Income from
Investment Operations:
Net investment income	0.09	0.04	0.09	0.24	0.26	0.15
Net realized and unrealized
gain (loss) on investments	(0.09)	(0.11)	0.35	(0.27)	(0.01)	(0.05)
Total from
investment operations	—	(0.07)	0.44	(0.03)	0.25	0.10

Less Distributions:
Dividends from
net investment income	(0.09)	(0.05)	(0.09)	(0.24)	(0.26)	(0.15)
Total distributions	(0.09)	(0.05)	(0.09)	(0.24)	(0.26)	(0.15)
Net Asset Value –
End of Period	$9.84	$9.93	$10.05	$9.70	$9.97	$9.98

Total Return[2]	(1.10)%[4]	(0.73)%	4.49%	(0.31)%	2.53%	1.02%

Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$310,659	$293,295	$282,409	$347,755	$365,281	$280,320
Ratio of operating expenses
to average net assets[3]:
Before reimbursements	0.42%[5]	0.42%	0.41%	0.40%	0.39%	0.42%
After reimbursements	0.32%[5]	0.32%	0.31%	0.30%	0.29%	0.32%
Ratio of net investment income
to average net assets[3]:
Before reimbursements	1.42%[5]	0.35%	0.77%	2.33%	2.51%	1.42%
After reimbursements	1.52%[5]	0.45%	0.87%	2.43%	2.61%	1.52%
Portfolio turnover rate	14%[4]	43%	13%	30%	24%	38%

[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

[3]	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 4).
[4]	Not an annualized figure.
[5]	Annualized figure.

The accompanying notes are an integral part of these financial statements.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS
September 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Pemberwick Fund (the “Pemberwick Fund” or the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a non-diversified series of the Trust. The Pemberwick Fund, a series of FundVantage Trust (the “Predecessor Fund”) was reorganized into a newly created series of the Trust (the “Reorganization”) pursuant to an Agreement and Plan of Reorganization dated November 1, 2016. The Reorganization was approved by the shareholders of the Predecessor Fund at a meeting held on November 17, 2016. The Predecessor Fund transferred all its assets to the Fund in exchange for shares of the Fund and the assumption by the Fund of all the known liabilities of the Predecessor Fund. The Predecessor Fund commenced operations on February 1, 2010. Pemberwick Investment Advisors LLC (“Pemberwick” or the “Advisor”) serves as the investment advisor to the Fund, and J.P. Morgan Investment Management Inc. (“J.P. Morgan” or the “Sub-Advisor”) serves as the sub-advisor to the Fund. Pemberwick and J.P. Morgan also served as the advisor and sub-advisor, respectively, to the Predecessor Fund. The Fund changed its fiscal year end from April 30 to March 31 in 2017. The investment objective of the Fund is to seek maximum current income that is consistent with liquidity and stability of principal.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax returns for the Fund for the prior three fiscal years are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022 (Unaudited)

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the effective interest method.

The Fund distributes substantially all of its net investment income, if any, which is declared daily as a dividend and paid monthly. Any net capital gain realized by the Fund will be distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.

F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of September 30, 2022 and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022 (Unaudited)

techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities: Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 2 of the fair value hierarchy.

Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022 (Unaudited)

The Board delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of March 31, 2022, was comprised of officers of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$261,029,876	$—	$261,029,876
Collateralized
Mortgage Obligations	—	4,458,126	—	4,458,126
U.S. Government
Agency Obligations	—	1,526,622	—	1,526,622
U.S. Treasury Obligations	—	17,594,519	—	17,594,519
Short-Term Investments	29,327,199	15,304,425	—	44,631,624
Total Investments
in Securities	$29,367,199	$299,913,568	$—	$329,240,767

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended September 30, 2022, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.25% from the Fund based upon the average daily net assets of the Fund. For the six months ended September 30, 2022, the Fund incurred $351,116 in advisory fees. Advisory fees payable at September 30, 2022 for the Fund were $34,086. The Advisor has hired J.P. Morgan Investment Management Inc. as a sub-advisor to manage the U.S. Treasuries and agency debt portion of the Fund. The Advisor pays the Sub-Advisor fee for the Pemberwick Fund from its own assets and these fees are not an additional expense of the Fund.

The Fund is responsible for its own operating expenses. The Advisor voluntarily waives 10 basis points of the annual investment advisory fee Pemberwick is entitled to receive from the Fund pursuant to the advisory agreement between Pemberwick and the Fund. Such waiver will continue until Pemberwick notifies the Fund of a change in its voluntary waiver or its discontinuation. For the six months ended September 30, 2022,

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022 (Unaudited)

the Advisor voluntarily waived fees in the amount of $140,446. The fees waived by the Advisor are not subject to recoupment.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. For the six months ended September 30, 2022, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration and fund accounting	$148,149
Custody	$15,189
Transfer agency(a)	$30,195

(a)  Does not include out-of-pocket expenses.

At September 30, 2022, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and fund accounting	$71,185
Custody	$5,250
Transfer agency(a)	$12,342

(a)  Does not include out-of-pocket expenses.

Vigilant Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Fund changed it’s principal underwriter from Quasar Distributors, LLC to Vigilant Distributors, LLC on August 10, 2021.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SECURITIES TRANSACTIONS

For the six months ended September 30, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases
U.S. Government Obligations	$3,769,203
Other	$57,791,579

Sales
U.S. Government Obligations	$—
Other	$37,170,305

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022 (Unaudited)

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$294,848,473
Gross unrealized appreciation	255,671
Gross unrealized depreciation	(2,301,204)
Net unrealized depreciation	(2,045,533)
Undistributed ordinary income	23,924
Undistributed long-term capital gain	—
Total distributable earnings	23,924
Capital loss carry-forwards	(771,322)
Other accumulated gains/(losses)	(23,463)
Total accumulated earnings/(losses)	$(2,816,394)

At March 31, 2022, the Fund had short-term tax basis capital losses of $219,705 with no expiration date and long-term tax basis capital losses of $551,617 with no expiration date.

The tax character of distributions paid during the year ended March 31, 2022, and the year ended March 31, 2021 was as follows:

	Year Ended	Year Ended
	March 31, 2022	March 31, 2021
Ordinary income	$1,331,542	$2,822,380

NOTE 7 – PRINCIPAL RISKS

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s Statement of Additional Information.

Credit Risk: Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially the opinion of a nationally recognized statistical rating organization (“NRSRO”) as to the credit quality of an issuer and may prove to be inaccurate. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates.

Concentration Risk: By concentrating its assets in the banking industry, the Fund is subject to the risk that economic, business, political or other conditions that have a negative effect on the banking industry will negatively impact the Fund to a greater extent than if the Fund’s assets were diversified across different industries or sectors.

Deflation Risk: Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could underperform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022 (Unaudited)

Fixed Income Market Risks: Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

Interest Rate Risk: Interest rates may go up resulting in a decrease in the value of the securities held by the Fund. Interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.

Management Risk: The Advisor’s or Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Advisor and the Sub-Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

Market Risk: Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

General Market Risk; Recent Market Events: The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally. Certain investments selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time. The value of the Fund’s investments may go up or down, sometimes dramatically and unpredictably, based on current market conditions, such as real or perceived adverse political or economic conditions, inflation, changes in interest rates, lack of liquidity in the fixed income markets or adverse investor sentiment.

U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time.

Pemberwick Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2022 (Unaudited)

Non-Diversification Risk: Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer. As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Prepayment Risk: In times of declining interest rates, the Fund’s higher yielding securities will be prepaid, and the Fund will have to replace them with securities having a lower yield.

U.S. Government Agencies and Instrumentalities Securities Risk: Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Advisor’s success and other market conditions.

NOTE 8 – GUARANTEES AND INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 9 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. While no individual shareholder has a position which exceeds 25% of the voting securities of the Fund, there are numerous shareholders who are affiliated with the Advisor. As of September 30, 2022, investors who are affiliated with the Advisor, when aggregated, owned 100% of the voting securities of the Fund.

Pemberwick Fund

EXPENSE EXAMPLE
September 30, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account. The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Pemberwick Fund

EXPENSE EXAMPLE (Continued)
September 30, 2022 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	4/1/2022	9/30/2022	4/1/2022 – 9/30/2022
Actual
Total Fund	$1,000.00	$ 998.60	$1.60

Hypothetical (5% return
before expenses)
Total Fund	$1,000.00	$1,023.46	$1.62

(1)	Expenses are equal to the fund’s annualized expense ratio of 0.32%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the period).

Pemberwick Fund

NOTICE TO SHAREHOLDERS
at September 30, 2022 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-893-4491 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by calling 1-888-893-4491. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-888-893-4491.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-893-4491 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Pemberwick Fund

NOTICE OF PRIVACY POLICY & PRACTICES

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you. We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;
•	account balances;
•	account transactions;
•	transaction history;
•	wire transfer instructions; and
•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-888-893-4491.

 (This Page Intentionally Left Blank.)

Investment Advisor
Pemberwick Investment Advisors LLC
777 West Putnam Avenue
Greenwich, CT 06830

Distributor
Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(888) 893-4491

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Manager Directed Portfolios

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        12/5/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        12/5/2022

By (Signature and Title)*    /s/Ryan Frank
Ryan Frank, Treasurer/
Principal Financial Officer

Date        12/5/2022

* Print the name and title of each signing officer under his or her signature.